13003709

Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

Received SEC

JAN 07 2014

Washington, DC 20549

NYSE EURONEXT

001-36108

January 7, 2014

CERTNYS

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, ONE Gas, Inc., Common Stock, par value $0.01 per share and requests immediate acceleration of registration. Adequate distribution assured. Amendment No. 2 to Form 10 received on December 23, 2013. Tentative listing date – January 17, 2014.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
F +1 (212) 656-5893
www.nyx.com